EQUITY (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018
Number of Options Outstanding
Number of Options Outstanding, August 31, 2018	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Number of Options Exercised	0
Number of Options Forfeited/canceled	0
Number of Options Outstanding, February 28, 2019	400,000	400,000
Weighted Average Exercise Price Options Outstanding
Weighted Average Exercise Price, Outstanding, August 31, 2018	$ 1.35
Weighted Average Exercise Price, Granted	0
Weighted Average Exercise Price, Exercised	0
Weighted Average Exercise Price, Forfeited/canceled	0
Weighted Average Exercise Price, Outstanding, February 28, 2019	$ 1.35	$ 1.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 536,688	$ 536,688